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November 26, 2010
Ms. Peggy Kim
Special Counsel, Office of Mergers and Acquisitions
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	Qiao Xing Mobile Communication Co., Ltd.
Schedule 13E-3 filed on October 22, 2010
File No. 5-82923
Dear Ms. Kim:
This letter is being filed by Qiao Xing Universal Resources, Inc. (“XING”) in response to the comments received from the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by the letter dated November 9, 2010 (the “Comment Letter”) regarding XING’s above-referenced Schedule 13E-3 filing (the “Schedule 13E-3”). Concurrently herewith, we are filing with the Commission Amendment No. 1 to the Schedule 13E-3 (the “Amendment”). We are also sending you courtesy clean and redline copies of the Amendment for your convenience (the redline copy is marked to indicate all of the changes from the initial filing of the Schedule 13E-3 filed on October 22, 2010).
The numbering of the paragraphs below corresponds to the numbering of the Comment Letter, the text of which is incorporated into this response letter for your convenience. Capitalized terms used but not defined herein shall have the meanings assigned in the Schedule 13E-3.
Schedule 13E-3
General
1.	Please provide us with your analysis of the availability of the exemption from registration under Section 3(a)(10) of the Securities Act for the issuance of Xing common stock and cash. Please see the Division of Corporation Finance’s Staff Legal Bulletin 3A (June 18, 2008) for guidance. We may have further comment.
Answer: XING respectfully responds that it believes the transaction will be exempt from the registration requirements of Section 5 of the Securities Act for the following reasons:
•	The securities will be issued by XING in exchange for securities of QXM. The transaction is structured so that in exchange for each QXM share 1.9 shares of XING will be issued and $0.80 in cash will be paid. The XING securities will not be offered for cash.

•	The Eastern Caribbean Supreme Court, in the High Court of Justice Virgin Islands, Commercial Division (the “Court”) will approve the convening of the meeting of shareholders of QXM (the “Court Meeting”) to consider and, if thought fit, approve the Scheme prior to the dispatch of the Scheme Document (as attached to the Schedule 13E-3).

•	All holders of outstanding ordinary shares of QXM (other than XING) are entitled to attend and vote at the Court Meeting.

•	Provided the Scheme is approved by the requisite majorities of the Minority Shareholders (i.e., the shareholders of QXM other than XING) at the Court Meeting, the Court will convene a hearing (the “Sanction Hearing”) to consider whether or not to sanction the Scheme.

•	In considering whether or not to sanction the Scheme, the Court will consider the fairness of the terms and conditions of the Scheme to those to whom the securities of XING will be issued.

•	The Court will be advised prior to the hearing that XING will rely on Section 3(a)(10) exemption based on the Court’s approval.

•	Unless the Scheme is sanctioned by the Court at the Sanction Hearing pursuant to the provision of section 179A of the BVI Business Companies Act, 2004, as amended, and a copy of such order is filed with the registrar of Corporate Affairs in the British Virgin Islands, the Scheme will not become effective.

•	Both the Court Meeting and the Sanction Hearing will be open to all the holders of the outstanding shares of QXM to whom XING securities will be issued in the proposed Scheme.

•	Adequate notice of both the Court Meeting and the Sanction Hearing will be given to all holders of QXM shares to whom the XING securities will be issued.

•	There will be no restrictions on the attendance of any such holders of QXM shares at the Court Meeting or the Sanction Hearing.
2.	Please advise us as to what consideration was given to whether Mr. Rui Lin Wu, Mr. Zhi Yang Wu, and the issuer are affiliates engaged in the going private transaction and, accordingly, should be included as filing persons on the Schedule 13E-3. We note the overlapping management positions and significant equity ownership which will continue after the going private transaction. Alternatively, please revise the Schedule 13E-3 to include these parties as filing persons. For help in making this determination, please review Interpretive Response 201.05 in the Going Private Transactions, Exchange Act Rule 13e-3 and Schedule 13E-3 section of the Division’s Compliance and Disclosure Interpretations. Please advise us by supplementally addressing the factors described in the Interpretive Response, including the continued and significant equity participation, continued management roles, and any involvement in discussions with the issuer concerning the going private transaction.
Answer: XING has revised both the Schedule 13E-3 and the Scheme Document throughout to include Mr. Rui Lin Wu as a filing person. With respect to Mr. Zhi Yang Wu, XING respectfully submits that he is not engaged in a going private transaction and should not be included as a filing person on the Schedule 13E-3. Pursuant to Interpretive Response 201.05 in the Going Private Transactions, Exchange Act Rule 13e-3 and Schedule 13E-3 section of the Division’s Compliance and Disclosure Interpretations, the analysis of whether management of the entity that is going private are engaged in the going private transaction focuses on whether such individuals will ultimately hold a material amount of the surviving entity’s outstanding equity securities, have a seat on the surviving entity’s board, have a management position at the surviving entity or otherwise “control” the surviving entity. Mr. Zhi

Yang Wu will not have any “control” over XING following the effectiveness of the Scheme. Mr. Zhi Yang Wu is Vice-Chairman of XING’s board of directors, however, he is not standing for reelection to XING’s board of directors at XING’s upcoming annual stockholders meeting, which is scheduled to be held on December 24, 2010 (see report on Form 6-K filed by XING on November 3, 2010). Mr. Zhi Yang Wu does not hold any other management positions with XING and does not currently intend to take on any management positions at XING. Finally, Mr. Zhi Yang Wu will not hold a material amount of XING’s equity securities if the Scheme is completed. Currently, Mr. Zhi Yang Wu does not hold any shares of XING and holds only 748,380 ordinary shares of QXM. If the Scheme becomes effective, Mr. Zhi Yang Wu will receive 1,421,922 shares of XING common stock, which will constitute only approximately 1.1% of XING’s outstanding common stock following the effectiveness of the Scheme — not a sufficient ownership to exercise any “control” over XING.
3.	Please note that each filing person must individually comply with the filing, dissemination and disclosure requirements of Schedule 13E-3. Revise the disclosure to include all of the information required by Schedule 13E-3 and its Instructions for any filing person added in response to the preceding comment. For example, include a statement as to whether each person believes the Rule 13e-3 transaction is fair to unaffiliated security holders and an analysis of the material factors upon which he/she relied in reaching such conclusion. See Item 8 of Schedule 13E-3, Item 1014 of Regulation M-A and Question 5 of Exchange Act Release No. 34-17719 (April 13, 1981).
Answer: XING has revised both the Schedule 13E-3 and the Scheme Document throughout in accordance with your comment.
Form of Scheme Document
4.	Please note that the information required by Items 7, 8 and 9 of Schedule 13E-3 must appear in a “Special Factors” section at the beginning of the proxy statement, immediately following the Summary section. See Rule 13e-3(e)(1)(ii). Please revise. For example, please relocate the “Special Note Regarding Forward-Looking Statements,” “Note Regarding Information about QXM” and “Parties to the Scheme” sections.
Answer: XING has revised the Scheme Document in accordance with your comment. Specifically the “Special Note Regarding Forward-Looking Statements,” “Note Regarding Information About QXM,” “The Court Meeting,” and “Parties to the Scheme” sections have been relocated to pages 32 through 39 of the Scheme Document following the “Special Factors Regarding the Scheme” section.
Summary Term Sheet, page 3
5.	Please revise to include the fairness determination by each filing person and a discussion of the benefits and detriments of the Scheme in the summary.
Answer: XING has revised the Scheme Document on pages 4 through 7 in accordance with your comment.
6.	Please state whether officers and directors of the issuer will receive any benefits, including cash payments or the accelerated vesting of securities in connection with the going private transaction, and if so, revise to quantify the amounts on an individual and aggregated basis.
Answer: XING has revised the Scheme Document on pages 5 and 22 in accordance with your comment.

Scheme Consideration, page 4
7.	Please revise to quantify the total number of shares of Xing and the total amount of cash being offered in the Scheme. Please also revise to disclose the ownership percentage of QXM’s unaffiliated shareholders before the Scheme and their ownership percentage in Xing after the Scheme.
Answer: XING has revised the Scheme Document on page 2 in accordance with your comment.
Treatment of Options, page 4
8.	Please disclose the aggregate number of options and warrants that Xing will assume.
Answer: XING has revised the Scheme Document on pages 2, 3 and 24 in accordance with your comment.
Treatment of Notes, page 4
9.	Please revise to disclose the number of shares of Xing that would be issuable on conversion of the notes.
Answer: XING has revised the Scheme Document on pages 3 and 24 in accordance with your comment.
Court Meeting; Persons Entitled to Vote; Vote Required; and Quorum, page 5
10.	We note that the affirmative vote of a majority in number representing not less than 75% in value of the QXM ordinary shares held by the Minority Shareholders is required to approve the Scheme. Please revise to clarify how you will calculate the vote of “75% in value.”
Answer: The test to approve the Scheme has two limbs:
1.	the Scheme must be approved by a majority in number of the holders of the Minority Shares (the “head count” test) present at the Meeting (whether in person, by proxy or by corporate representative) and voting in favor of the Scheme.

2.	such majority in number must represent at least 75% in value of the Minority Shares that are present at the Meeting (whether in person, by proxy or by corporate representative) and voting in favor of the Scheme.
     For example, if 20 holders of Minority Shares attend the Meeting, and between them they hold 1,000 Shares, then in the circumstances where all 20 holders vote at the Meeting, the Scheme would need to be approved by the affirmative vote of (i) 11 holders; (ii) representing not less than 751 Shares. In the circumstances where of the 20 holders attending, only 18 holders, representing 800 shares voted, then the Scheme would need to be approved by the affirmative vote of (i) 10 holders; (ii) representing not less than 601 shares.
     XING has revised the Scheme Document on pages 4, 9, 31 and 37 in accordance with your comment.
Voting by Proxy, page 5
11.	Please file a form of proxy with your next amendment.
Answer: XING has revised the Schedule 13E-3 in accordance with your comment, the form of proxy has been included as exhibit (g)(1).

Conditions to the Scheme, page 6
12.	Please revise to specify the regulatory approvals that are conditions to the Scheme.
Answer: XING has revised the Scheme Document on pages 6 and 23 to delete the references to regulatory approvals in accordance with your comment.
Questions and Answers About the Scheme..., page 8
Q. Is there a financial advisor advising Xing or the Special Committee, page 9
13.	Please revise to include all the information required by Item 1015 of Regulation M-A with respect to the Houlihan Lokey opinion.
Answer: XING does not currently have access to this information. XING is not being advised by Houlihan Lokey or any other financial adviser. Houlihan Lokey is advising the Special Committee of the Board of Directors of Qiao Xing Mobile Communications Co., Ltd. (“QXM”). As discussed in the Schedule 13E-3 in detail, XING has requested that the Special Committee advise XING as to whether the Special Committee can recommend the Scheme to the Minority Shareholders. To date the Special Committee has not advised XING of its views regarding the Scheme. XING has also asked counsel to the Special Committee whether Houlihan Lokey has issued any opinion with respect to the fairness of the Scheme and has been advised that no such opinion has been delivered at this time. Given the hostile nature of the transaction, XING does not currently know whether it will be given access to the fairness opinion delivered by Houlihan Lokey, if any. However, XING intends to continue to request such information.
Special Factors Regarding the Scheme, page 15
14.	Please revise to discuss any alternative means considered by the subject company or the filing persons to accomplish the stated purposes and the reasons for their rejection. Refer to Item 1013(b) of Regulation M-A.
Answer: XING has revised the Scheme Document on pages 11 and 12 in accordance with your comment.
15.	Please revise to discuss the reasons for undertaking the Scheme at this particular time, as opposed to another time, in the issuer’s operating history. Refer to Item 1013(c) of Regulation M-A.
Answer: XING has revised the Scheme Document on pages 11 and 12 in accordance with your comment.
Background of the Scheme, page 15
16.	Please revise to describe each contact, meeting, or negotiation that took place and the substance of the discussions or negotiations at each meeting. Please identify any counsel, advisors, and the members of management who were present at each meeting. Please also revise so that it is clear how the consideration amount of $0.80 in cash plus 1.9 shares of Xing for each share of QXM was determined.
Answer: XING has revised the Scheme Document on pages 11 through 13 in accordance with your comment.

Fairness of the Transaction to QXM Minority Shareholders, page 17
17.	We note that Xing believes that the Scheme is fair to the Minority Shareholders of QXM, which you define as those QXM stockholders “other than Xing” and which includes other affiliates, such as officers and directors. Please revise throughout the document to consistently state whether the going private transaction is substantively and procedurally fair to the unaffiliated shareholders of QXM. Refer to Item 1014(a) of Regulation M-A, which requires a fairness determination targeted towards unaffiliated shareholders.
Answer: XING has revised the Scheme Document throughout in accordance with your comment.
Efficient Execution and Closing, page 18
18.	Please revise to further describe how the Scheme “has been structured to be effected as efficiently and expeditiously as possible.”
Answer: XING has revised the Scheme Document on page 15 in accordance with your comment.
Procedural Safeguards Protect Minority Interest, page 19
19.	We note that Xing did not consider liquidation value because it considered QXM to be a viable going concern. Please address whether Xing considered going concern value. Refer to Instruction 2(iv) to Item 1014 of Regulation M-A.
Answer: XING has revised the Scheme Document on page 16 in accordance with your comment.
Effects of the Scheme, page 24
20.	Please revise to describe the effects of the Scheme on the subject company, its affiliates, and unaffiliated security holders, including any benefits and detriments. Refer to Item 1013(d) and Instruction 2 to Item 1013 of the Regulation M-A.
Answer: XING has revised the Scheme Document on page 22 in accordance with your comment.
21.	Please disclose the effect of the Scheme on each affiliate’s interest in the net book value and net earnings in terms of both dollar amounts and percentages. Refer to Instruction 3 to Item 1013 of Regulation M-A.
Answer: XING has revised the Scheme Document on page 22 in accordance with your comment.
Transactions with affiliates, page 51
22.	Please revise to describe in this section any agreements or arrangements and any conflicts of interest in connection with the Scheme. Refer to Item 1005(d) of Regulation M-A. For each agreement or arrangement already disclosed, please revise to ensure that the nature of the affiliation is clearly described.
Answer: XING has revised the Scheme Document on pages 59 through 61 in accordance with your comment.

Incorporation by Reference, page 57
23.	In view of your decision to incorporate financial information by reference under Item 13 of Schedule 13E-3, complete summarized financial information of QXM is required under Item 1010(c) of Regulation M-A. See Instruction 1 to Item 13 of Schedule 13E-3. Please revise to include QXM’s summarized financial information.
Answer: XING has revised the Scheme Document to include Summarized financial information of QXM on pages 54 through 57.
In addition, and per your request, we hereby acknowledge that:
•	XING and the other filing persons are responsible for the adequacy and accuracy of the disclosure in their filings with the Commission;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	Neither XING nor any other filing person may assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Any comments or questions should be directed to Christopher M. Forrester, Esq. at (650) 813-5655 or by fax at (650) 251-3500.
Thank you for your assistance in this matter.
Sincerely,
Qiao Xing Universal Resources, Inc.
/s/ Aijun Jiang

Aijun Jiang, Chief Financial Officer